CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Net of allowances for credit losses	$ 51,342	$ 27,282	$ 955,965
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	1,101,069	1,101,069	1,101,069
Common stock, shares outstanding	1,101,069	1,101,069	1,101,069
Series A-1 convertible preferred stock [Member]
Preferred stock, stated value	$ 1,000	$ 1,000
Preferred stock, shares authorized	2,700	2,700
Preferred stock, shares issued	2,200	2,200	0
Preferred stock, shares outstanding	2,200	2,200	0
Preference liquidation value	$ 2,200,000	$ 2,200,000